Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Sep. 30, 2022
Significant Accounting Policies [Abstract]
Basis of preparation	The unaudited condensed consolidated interim financial statements of Global Blue Group Holding AG have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim financial reporting’ as issued by the International Accounting Standards Board (IASB) and are presented in thousands of Euros (EURk).
The Group’s unaudited condensed consolidated interim financial statements for the three and six month reporting period ended September 30, 2022 have been prepared in accordance with IAS 34 ‘Interim financial reporting’.
These financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments, other investments and put options that have been measured at fair value (Note 14)

Basis of consolidation	The primary financial statements are presented in a format consistent with the consolidated financial statements presented in the March 2022 Annual Financial Report for Global Blue Group Holding AG under IAS 1 Presentation of Financial Statements, but this interim financial report contains condensed financial statements prepared in accordance with IAS 34, in that it does not include all of the notes that would be required in a complete set of financial statements. This interim financial report should be read in conjunction with the consolidated financial statements for Global Blue Group Holding AG for the year ended March 31, 2022.